Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Salaries, benefits and directors fees	$ 1,551,593	$ 1,692,551	$ 1,744,508
Share based compensation	70,992	118,991	281,657
Compensation of key management personnel	$ 1,622,585	$ 1,811,542	$ 2,026,165